Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 3,595		$ 3,383
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	39,806,520	39,806,520	38,749,398	38,749,398
Ordinary shares, shares outstanding	36,324,997	36,324,997	35,267,875	35,267,875
Treasury stock, ordinary shares	3,481,523	3,481,523	3,481,523	3,481,523